UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-00042

Deutsche DWS Portfolio Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2023

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

November 30, 2023
Semiannual Report
to Shareholders
DWS Floating Rate Fund

Contents
4	Performance Summary
7	Portfolio Management Team
9	Portfolio Summary
10	Investment Portfolio
29	Statement of Assets and Liabilities
31	Statement of Operations
32	Statements of Changes in Net Assets
33	Financial Highlights
38	Notes to Financial Statements
49	Other Information
50	Information About Your Fund’s Expenses
52	Advisory Agreement Board Considerations and Fee Evaluation
57	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Floating Rate Fund

Bond and loan investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. As interest rates change, issuers of higher (or lower) interest debt obligations may pay off the debts earlier (or later) than expected causing the Fund to reinvest proceeds at lower yields (or be tied up in lower interest debt obligations). Floating rate loans tend to be rated below investment grade. Investments in lower-quality (“junk bonds” ) and non-rated securities present greater risk of loss than investments in higher-quality securities. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the Fund’s ability to participate in restructuring or acquiring some senior loans. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.

DWS Floating Rate Fund	|	3

Performance SummaryNovember 30, 2023 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/23
Unadjusted for Sales Charge	6.52%	10.21%	3.54%	2.25%
Adjusted for the Maximum Sales Charge (max 2.75% load)	3.59%	7.18%	2.97%	1.97%
Morningstar LSTA US Leveraged Loan Index†	7.07%	11.94%	4.91%	4.29%
Average Annual Total Returns as of 9/30/23 (most recent calendar quarter end)
Unadjusted for Sales Charge		11.67%	3.02%	2.24%
Adjusted for the Maximum Sales Charge (max 2.75% load)		8.60%	2.44%	1.95%
Morningstar LSTA US Leveraged Loan Index†		13.05%	4.46%	4.30%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/23
Unadjusted for Sales Charge	6.10%	9.37%	2.75%	1.49%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	5.10%	9.37%	2.75%	1.49%
Morningstar LSTA US Leveraged Loan Index†	7.07%	11.94%	4.91%	4.29%
Average Annual Total Returns as of 9/30/23 (most recent calendar quarter end)
Unadjusted for Sales Charge		10.81%	2.25%	1.47%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		10.81%	2.25%	1.47%
Morningstar LSTA US Leveraged Loan Index†		13.05%	4.46%	4.30%

Class R6	6-Month‡	1-Year	5-Year	Life of Class*
Average Annual Total Returns as of 11/30/23
No Sales Charges	6.66%	10.49%	3.78%	2.58%
Morningstar LSTA US Leveraged Loan Index†	7.07%	11.94%	4.91%	4.40%
Average Annual Total Returns as of 9/30/23 (most recent calendar quarter end)
No Sales Charges		11.95%	3.27%	2.47%
Morningstar LSTA US Leveraged Loan Index†		13.05%	4.46%	4.35%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/23
No Sales Charges	6.46%	10.24%	3.67%	2.41%
Morningstar LSTA US Leveraged Loan Index†	7.07%	11.94%	4.91%	4.29%
Average Annual Total Returns as of 9/30/23 (most recent calendar quarter end)
No Sales Charges		11.85%	3.17%	2.39%
Morningstar LSTA US Leveraged Loan Index†		13.05%	4.46%	4.30%

4	|	DWS Floating Rate Fund

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/23
No Sales Charges	6.66%	10.49%	3.80%	2.51%
Morningstar LSTA US Leveraged Loan Index†	7.07%	11.94%	4.91%	4.29%
Average Annual Total Returns as of 9/30/23 (most recent calendar quarter end)
No Sales Charges		11.95%	3.27%	2.50%
Morningstar LSTA US Leveraged Loan Index†		13.05%	4.46%	4.30%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2023 are 1.29%, 2.09%, 1.17%, 1.13% and 0.97% for Class A, Class C, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

DWS Floating Rate Fund	|	5

Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended November 30

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
*	Class R6 shares commenced operations on October 1, 2014.
†	The Morningstar LSTA US Leveraged Loan Index is an unmanaged, total return index that is designed to deliver comprehensive, precise coverage of the US leveraged loan market.
‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class R6	Class S	Institutional Class
Net Asset Value
11/30/23	$7.61	$7.65	$7.61	$7.60	$7.61
5/31/23	$7.45	$7.49	$7.45	$7.45	$7.45
Distribution Information as of 11/30/23
Income Dividends, Six Months	$.32	$.29	$.33	$.33	$.33

6	|	DWS Floating Rate Fund

Portfolio Management Team
Gary Russell, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2017.
—Joined DWS in 1996. Served as the Head of the High Yield group in Europe and as an Emerging Markets Portfolio Manager.
—Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.
—Co-Head of US Credit — Head of US High Yield Bonds and Loans: New York.
—BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.
Thomas R. Bouchard, Senior Portfolio Manager and Team Lead Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2019.
—Joined DWS in 2006. Prior to joining, he served as a High Yield Investment Analyst at Flagship Capital Management. He also served as an officer in the US Army from 1989 to 1997.
—Portfolio Manager for High Yield Strategies: New York.
—BS, University of Wisconsin — Madison; MBA in Finance, Boston College; MA in Strategic Studies from US Army War College.
Kirk Maurer, CFA, Portfolio Manager and Senior Research Analyst Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2023.
—Joined DWS in 2014 with 19 years of industry experience. Prior to joining, he was a director in portfolio management and research at Babson Capital Management. Previously, he served in portfolio management and as co-director of research at Caywood-Scholl Capital Management. Prior to that, he was a high yield research analyst at Waddell and Reed. He started his career as an analyst at Conseco Capital Management.
—Portfolio Manager and Senior Research Analyst – Fixed Income: Jacksonville, FL.
—BBA in Economics from Southern Illinois University.
Sarah Rowin, CFA, Senior Portfolio Manager and Team Lead Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2023.
—Joined DWS in 2014 with 11 years of industry experience. Prior to joining, she worked as an analyst for high yield and distressed securities at GMP Securities. Previously, she served as an investment grade and high yield analyst at CreditSights.
—Senior Portfolio Manager/Fixed Income: New York.
—BA in Economics from the University of Pennsylvania; CFA Charterholder.

DWS Floating Rate Fund	|	7

Nick Soroka, Portfolio Manager and Senior Research Analyst Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2023.
—Joined DWS in 2019 with over a year of industry experience. Prior to joining, he was a quantamental analyst at Ascend Capital. Prior to Ascend he worked at SpendVest, a fintech investing startup. Previously, he was an engineer in the U.S. Army.
—Portfolio Manager and Senior Research Analyst – Fixed Income: New York.
—BS in Civil Engineering from United States Military Academy; MBA from Stanford Graduate School of Business.

8	|	DWS Floating Rate Fund

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Net Assets)	11/30/23	5/31/23
Loan Participations and Assignments	91%	92%
Exchange-Traded Funds	4%	2%
Corporate Bonds	3%	3%
Cash Equivalents and Other Assets and Liabilities, Net	2%	3%
Common Stocks	0%	0%
Warrants	0%	0%
Closed-End Investment Companies	—	0%
	100%	100%

Sector Diversification (As a % of Loan Participations and Assignments, Corporate Bonds, Common Stocks and Warrants)	11/30/23	5/31/23
Industrials	21%	24%
Consumer Discretionary	18%	14%
Information Technology	13%	11%
Materials	11%	10%
Health Care	9%	9%
Communication Services	8%	11%
Financials	7%	7%
Consumer Staples	5%	6%
Energy	5%	5%
Utilities	3%	2%
Real Estate	0%	1%
	100%	100%

Quality (As a % of Investment Portfolio excluding Common Stocks, Warrants, Closed-End Investment Companies, Exchange-Traded Funds and Cash Equivalents)	11/30/23	5/31/23
BBB	0%	1%
BB	25%	24%
B	68%	69%
Below B	2%	3%
Not Rated	5%	3%
	100%	100%
Credit quality represents the rating of S&P Global Ratings (“S&P” ) and is their opinion as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 57 for contact information.

DWS Floating Rate Fund	|	9

Investment Portfolioas of November 30, 2023 (Unaudited)

	Principal Amount ($)	Value ($)
Loan Participations and Assignments 90.7%
Senior Loans (a)
Communication Services 6.7%
ABG Intermediate Holdings 2 LLC:
Term Loan B1, 30-day average SOFR + 3.5%, 8.948%, 12/21/2028	493,750	495,471
Term Loan B2, 30-day average SOFR + 4.0%, 9.448%, 12/21/2028	251,287	252,492
Altice Financing SA, Term Loan, 90-day average SOFR + 5.0%, 10.394%, 10/31/2027	479,913	460,518
Altice France SA:
Term Loan B13, 3-month USD-LIBOR + 4.0%, 9.641%, 8/14/2026	397,995	372,054
Term Loan B14, 90-day average SOFR + 5.5%, 10.894%, 8/15/2028	661,824	567,931
CCI Buyer, Inc., Term Loan, 90-day average SOFR + 4.0%, 9.39%, 12/17/2027	419,250	417,040
Cincinnati Bell, Inc., Term Loan B2, 30-day average SOFR + 3.25%, 8.698%, 11/22/2028	99,746	98,785
Clear Channel Outdoor Holdings, Inc., Term Loan B, 90-day average SOFR + 3.5%, 9.145%, 8/21/2026	1,009,275	992,137
Crown Subsea Communications Holding, Inc., Term Loan, 30-day average SOFR + 5.0%, 10.435%, 4/27/2027	705,206	710,494
Cumulus Media New Holdings, Inc., Term Loan B, 90-day average SOFR + 3.75%, 9.4%, 3/31/2026	72,649	55,879
Delta TopCo, Inc.:
Term Loan B, 12/1/2027 (b)	621,734	619,275
Second Lien Term Loan, 12/1/2028 (b)	131,044	131,153
DirecTV Financing LLC, Term Loan, 30-day average SOFR + 5.0%, 90-day average SOFR + 5.0%, 10.463% - 10.65%, 8/2/2027	486,597	479,507
Frontier Communications Corp., First Lien Term Loan, 30-day average SOFR + 3.75%, 9.213%, 10/8/2027	75,000	73,746
Gen Digital, Inc., Term Loan B, 30-day average SOFR + 2.0%, 7.448%, 9/12/2029	373,454	373,008
NEP/NCP Holdco, Inc., First Lien Term Loan, 30-day average SOFR + 3.25%, 8.713%, 10/20/2025	237,201	215,420
Northwest Fiber LLC, Term Loan, 30-day average SOFR + 3.75%, 9.275%, 4/30/2027	370,500	367,927
Outfront Media Capital LLC, Term Loan B, 30-day average SOFR + 1.75%, 7.098%, 11/18/2026	430,000	428,387
Telesat Canada, Term Loan B5, 90-day average SOFR + 2.75%, 8.4%, 12/7/2026	139,537	95,394
The accompanying notes are an integral part of the financial statements.

10	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Virgin Media Bristol LLC:
Term Loan N, 30-day average SOFR + 2.5%, 7.937%, 1/31/2028	412,877	406,868
Term Loan Y, 180-day average SOFR + 3.25%, 8.79%, 3/31/2031	250,000	246,934
Zacapa S.a.r.l., Term Loan, 90-day average SOFR + 4.0%, 9.39%, 3/22/2029	443,250	441,000
Zayo Group Holdings, Inc., Term Loan, 30-day average SOFR + 3.0%, 8.463%, 3/9/2027	399,869	342,910
Ziggo Financing Partnership, Term Loan I, 30-day average SOFR + 2.5%, 7.937%, 4/30/2028	300,000	294,801
		8,939,131
Consumer Discretionary 16.3%
1011778 BC Unlimited Liability Co., Term Loan B5, 30-day average SOFR + 2.25%, 7.598%, 9/20/2030	677,423	675,678
Adient U.S. LLC, Term Loan B, 30-day average SOFR + 3.25%, 8.713%, 4/10/2028	125,413	125,703
Aimbridge Acquisition Co., Inc., Term Loan B, 30-day average SOFR + 3.75%, 9.213%, 2/2/2026	342,359	320,461
American Axle and Manufacturing, Inc., Term Loan B, 30-day average SOFR + 3.5%, 90-day average SOFR + 3.5%, 8.921% - 9.007%, 12/13/2029	205,800	205,864
Bally’s Corp., Term Loan B, 90-day average SOFR + 3.25%, 8.927%, 10/2/2028	198,987	183,855
Bombardier Recreational Products, Inc., Term Loan, 30-day average SOFR + 2.0%, 7.448%, 5/24/2027	296,154	292,639
Carnival Corp., Term Loan B, 30-day average SOFR + 3.25%, 8.593%, 10/18/2028	1,085,097	1,081,478
CNT Holdings I Corp., Term Loan, 90-day average SOFR + 3.5%, 8.926%, 11/8/2027	419,792	420,940
Corporation Service Co., Term Loan B, 30-day average SOFR + 3.25%, 8.698%, 11/2/2029	258,150	258,473
Crocs, Inc., Term Loan B, 90-day average SOFR + 3.0%, 8.54%, 2/20/2029	325,000	326,545
CSC Holdings LLC, Term Loan B6, 30-day average SOFR + 4.5%, 9.823%, 1/18/2028	737,211	712,334
CWGS Group LLC, Term Loan B, 30-day average SOFR + 2.5%, 7.946% - 7.963%, 6/3/2028	280,312	268,137
Delta 2 (LUX) S.a.r.l., Term Loan B, 30 day average SOFR + 2.25%, 7.598%, 1/15/2030	325,000	325,710
Driven Holdings LLC, Term Loan B, 12/17/2028 (b)	109,901	107,749
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, 30-day average SOFR + 3.25%, 8.713%, 11/24/2028	294,750	289,346
Fastlane Parent Co., Inc., Term Loan B, 30-day average SOFR + 4.5%, 9.848%, 9/29/2028	100,000	99,088
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	11

	Principal Amount ($)	Value ($)
First Brands Group LLC:
Second Lien Term Loan, 3/30/2028 (b)	143,950	135,943
180-day average SOFR + 5.0%, 10.881%, 3/30/2027	671,692	661,816
Flutter Entertainment PLC, Term Loan B, 11/15/2030 (b)	975,000	973,172
Great Outdoors Group LLC, Term Loan B1, 30-day average SOFR + 3.75%, 9.402%, 3/6/2028	672,002	667,442
Hanesbrands, Inc., Term Loan B, 30-day average SOFR + 3.75%, 9.098%, 3/8/2030	77,610	75,864
Harbor Freight Tools U.S.A., Inc., Term Loan B, 30-day average SOFR + 2.75%, 8.093%, 10/19/2027	577,679	574,470
iHeartCommunications, Inc., Term Loan, 30-day average SOFR + 3.25%, 8.713%, 5/1/2026	440,000	367,492
J&J Ventures Gaming LLC, Term Loan, 90-day average SOFR + 4.0%, 9.652%, 4/26/2028	431,200	422,268
Les Schwab Tire Centers, Term Loan B, 30-day average SOFR + 3.25%, 8.694%, 11/2/2027	491,162	491,569
Life Time Fitness, Inc., Term Loan B, 90-day average SOFR + 4.75%, 10.611%, 1/15/2026	37,092	37,189
Mavis Tire Express Services Corp., Term Loan B, 30-day average SOFR + 4.0%, 9.463%, 5/4/2028	430,100	429,726
MH Sub I LLC, Term Loan, 30-day average SOFR + 4.25%, 9.598%, 5/3/2028	762,630	739,752
PAI Holdco, Inc., Term Loan B, 90-day average SOFR + 3.75%, 9.395%, 10/28/2027	214,500	198,680
PENN Entertainment, Inc., Term Loan B, 30-day average SOFR + 2.75%, 8.198%, 5/3/2029	563,862	564,533
Petco Health and Wellness Co., Inc., Term Loan B, 90-day average SOFR + 3.25%, 8.902%, 3/3/2028	598,248	567,839
PetSmart, Inc., Term Loan B, 30-day average SOFR + 3.75%, 9.198%, 2/11/2028	425,212	419,366
Playa Resorts Holding B.V., Term Loan B, 30-day average SOFR + 4.25%, 9.58%, 1/5/2029	525,400	526,714
Playtika Holding Corp., Term Loan, 30-day average SOFR + 2.75%, 8.213%, 3/13/2028	199,456	198,609
Rent-A-Center, Inc., First Lien Term Loan B, 90-day average SOFR + 3.25%, 9.119%, 2/17/2028	366,466	366,008
Scientific Games Holdings LP, Term Loan B, 90-day average SOFR + 3.5%, 8.914%, 4/4/2029	624,170	621,970
Scientific Games International, Inc., Term Loan, 30-day average SOFR + 3.0%, 8.421%, 4/14/2029	790,000	792,259
SeaWorld Parks & Entertainment, Inc., Term Loan B, 30-day average SOFR + 3.0%, 8.463%, 8/25/2028	422,775	423,198
Spin Holdco, Inc., Term Loan, 3/4/2028 (b)	543,271	473,616
Staples, Inc., 7 Year Term Loan, 1-month USD-LIBOR + 5.0%, 10.435%, 4/16/2026	539,747	494,770
Station Casinos LLC, Term Loan B, 2/8/2027 (b)	381,868	382,193
The accompanying notes are an integral part of the financial statements.

12	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Sweetwater Borrower LLC, Term Loan B, 30-day average SOFR + 4.25%, 9.713%, 8/7/2028	382,048	377,272
Topgolf Callaway Brands Corp., Term Loan B, 30-day average SOFR + 3.5%, 8.948%, 3/15/2030	248,750	248,440
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 90-day average SOFR + 7.0%, 12.652%, 2/28/2025 (PIK)	196,001	190,054
Truck Hero, Inc., Term Loan B, 30-day average SOFR + 3.75%, 9.213%, 1/31/2028	424,125	408,367
UFC Holdings LLC, Term Loan B, 90-day average SOFR + 2.75%, 8.399%, 4/29/2026	306,556	307,428
Univision Communications, Inc., First Lien Term Loan B, 30-day average SOFR + 3.25%, 8.713%, 3/15/2026	1,194,513	1,195,039
Varsity Brands, Inc., Term Loan, 30-day average SOFR + 5.0%, 10.463%, 12/15/2026	223,313	220,766
Wand NewCo 3, Inc., Term Loan, 30 day average SOFR + 2.75%, 8.093% - 8.198%, 2/5/2026	299,222	299,818
Weber-Stephen Products LLC, Term Loan B, 30-day average SOFR + 3.25%, 8.713%, 10/30/2027	64,210	55,324
William Morris Endeavor Entertainment LLC, First Lien Term Loan, 30 day average SOFR + 2.75%, 8.093% - 8.213%, 5/18/2025	350,931	351,369
Windsor Holdings III LLC, Term Loan B, 30-day average SOFR + 4.5%, 9.82%, 8/1/2030	450,000	451,906
WOOF Holdings, Inc., First Lien Term Loan, 90 day average SOFR + 3.75%, 9.397%, 12/21/2027	198,473	162,086
		21,568,327
Consumer Staples 4.7%
Arterra Wines Canada, Inc., Term Loan, 90-day average SOFR + 3.5%, 9.152%, 11/24/2027	418,175	398,443
B&G Foods, Inc., Term Loan B4, 10/10/2026 (b)	179,582	176,622
Birkenstock GmbH & Co. KG, Term Loan B, 90-day average SOFR + 3.25%, 8.894%, 4/28/2028	171,504	171,954
Del Monte Foods, Inc., Term Loan, 30-day average SOFR + 4.25%, 90-day average SOFR + 3.25%, 9.593% - 11.75%, 5/16/2029	445,500	441,045
Fertitta Entertainment LLC, Term Loan B, 30-day average SOFR + 4.0%, 9.348%, 1/27/2029	681,265	677,221
IRB Holding Corp., Term Loan B, 30-day average SOFR + 3.0%, 8.448%, 12/15/2027	1,290,126	1,289,874
Kingpin Intermediate Holdings LLC, Term Loan B, 30-day average SOFR + 3.5%, 8.848%, 2/8/2028	199,500	198,347
Kronos Acquisition Holdings, Inc., Term Loan B, 90-day average SOFR + 3.75%, 9.402%, 12/22/2026	541,653	537,729
Naked Juice LLC, Term Loan, 90-day average SOFR + 3.25%, 8.74%, 1/24/2029	507,087	476,662
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	13

	Principal Amount ($)	Value ($)
Ozark Holdings LLC, Term Loan B, 30-day average SOFR + 3.75%, 9.213%, 12/16/2027	230,896	221,660
Shearer’s Foods, Inc., Term Loan, 30-day average SOFR + 3.5%, 8.963%, 9/23/2027	489,595	489,901
Sovos Brands Intermediate, Inc., Term Loan, 90-day average SOFR + 3.5%, 9.145%, 6/8/2028	364,745	366,341
TKC Holdings, Inc., Term Loan, 30-day average SOFR + 5.5%, 10.963%, 5/15/2028	360,350	343,423
Triton Water Holdings, Inc., Term Loan, 90-day average SOFR + 3.25%, 8.902%, 3/31/2028	488,751	481,288
		6,270,510
Energy 4.1%
AL GCX Holdings LLC, Term Loan B, 90-day average SOFR + 3.5%, 8.93%, 5/17/2029	474,209	475,062
BCP Renaissance Parent LLC, Term Loan B, 90-day average SOFR + 3.5%, 8.896%, 10/31/2028	491,729	491,884
Brazos Delaware II LLC, Term Loan B, 30-day average SOFR + 3.75%, 9.08%, 2/11/2030	298,500	298,976
Buckeye Partners LP, Term Loan B, 11/15/2030 (b)	500,000	500,562
CQP Holdco LP, Term Loan B, 90-day average SOFR + 3.5%, 8.99%, 6/5/2028	430,100	431,504
Freeport LNG Investments LLLP, Term Loan B, 90-day average SOFR + 3.5%, 9.177%, 12/21/2028	667,310	659,890
Gulf Finance LLC, Term Loan, 30-day average SOFR + 6.75%, 180-day average SOFR + 6.75%, 12.186% - 12.631%, 8/25/2026	265,430	266,923
Medallion Midland Acquisition LLC, Term Loan, 90-day average SOFR + 3.75%, 9.402%, 10/18/2028	223,028	223,705
NorthRiver Midstream Finance LP, Term Loan B, 90-day average SOFR + 3.0%, 8.395%, 8/16/2030	249,375	249,617
Oryx Midstream Services Permian Basin LLC, Term Loan, 30-day average SOFR + 3.25%, 8.694%, 10/5/2028	792,475	793,509
Parkway Generation LLC:
Term Loan B, 90-day average SOFR + 4.75%, 10.395%, 2/18/2029	304,661	293,372
Term Loan C, 90-day average SOFR + 4.75%, 10.395%, 2/18/2029	40,713	39,205
TerraForm Power Operating LLC, Term Loan B, 90-day average SOFR + 2.5%, 7.99%, 5/21/2029	228,015	226,732
TransMontaigne Operating Co. LP, Term Loan B, 30-day average SOFR + 3.5%, 8.963%, 11/17/2028	466,687	466,461
		5,417,402
Financials 6.6%
Acrisure LLC, Term Loan B, 3-month USD-LIBOR + 3.5%, 9.15%, 2/15/2027	712,447	708,144
The accompanying notes are an integral part of the financial statements.

14	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Advisor Group, Inc., Term Loan B, 30-day average SOFR + 4.5%, 9.848%, 8/17/2028	871,649	873,510
AlixPartners LLP, Term Loan B, 2/4/2028 (b)	250,000	250,609
AmWINS Group, Inc., Term Loan B, 30-day average SOFR + 2.75%, 8.213%, 2/19/2028	169,717	170,283
Amynta Agency Borrower, Inc., Term Loan B, 30-day average SOFR + 5.0%, 10.448%, 2/28/2028	299,250	300,372
AssuredPartners, Inc., Term Loan B, 30-day average SOFR + 3.5%, 8.963%, 2/12/2027	681,051	681,306
Broadstreet Partners, Inc.:
Term Loan B, 30-day average SOFR + 3.0%, 8.343%, 1/27/2027	345,922	345,889
Term Loan B3, 30-day average SOFR + 4.0%, 9.348%, 1/27/2029	249,375	249,798
Cushman & Wakefield U.S. Borrower LLC:
Term Loan B, 30-day average SOFR + 2.75%, 8.213%, 8/21/2025	29,379	29,379
Term Loan, 30-day average SOFR + 3.25%, 8.698%, 1/31/2030	299,701	291,460
Term Loan B, 30-day average SOFR + 4.0%, 9.348%, 1/31/2030	240,000	235,800
Deerfield Dakota Holding LLC, Term Loan B, 90-day average SOFR + 3.75%, 9.14%, 4/9/2027	388,179	381,191
Edelman Financial Center LLC:
First Lien Term Loan, 7/20/2026 (b)	680,642	678,940
Term Loan B, 30-day average SOFR + 3.5%, 8.963%, 4/7/2028	454,781	450,956
Focus Financial Partners LLC, Term Loan B5, 30-day average SOFR + 3.25%, 8.598%, 6/30/2028	127,710	127,862
GIP Pilot Acquisition Partners LP, Term Loan, 90-day average SOFR + 3.0%, 8.388%, 10/4/2030	196,000	196,000
HUB International Ltd., Term Loan B, 90-day average SOFR + 4.25%, 9.662%, 6/20/2030	485,061	487,564
ION Trading Finance Ltd., Term Loan, 90-day average SOFR + 4.75%, 10.24%, 4/3/2028	244,375	243,240
NEXUS Buyer LLC:
Term Loan B, 11/9/2026 (b)	226,097	223,995
Second Lien Term Loan, 11/5/2029 (b)	128,770	125,149
Sedgwick Claims Management Services, Inc., Term Loan B, 30-day average SOFR + 3.75%, 9.098%, 2/24/2028	928,962	931,229
USI, Inc., Refi Term Loan, 90-day average SOFR + 3.25%, 8.64%, 9/27/2030	200,000	200,015
VFH Parent LLC, Term Loan B, 30-day average SOFR + 3.0%, 8.448%, 1/13/2029	495,000	494,691
		8,677,382
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	15

	Principal Amount ($)	Value ($)
Health Care 7.7%
Amneal Pharmaceuticals LLC, Term Loan B, 30-day average SOFR + 5.5%, 10.822%, 5/4/2028	828,732	791,439
Aveanna Healthcare LLC, Term Loan B, 90-day average SOFR + 3.75%, 9.238%, 7/17/2028	83,805	77,337
Bausch & Lomb Corp., Term Loan, 90-day average SOFR + 3.25%, 8.755%, 5/10/2027	496,606	482,453
Bracket Intermediate Holding Corp., Term Loan, 90-day average SOFR + 5.0%, 10.49%, 5/8/2028	249,375	249,593
Catalent Pharma Solutions, Inc., Term Loan B3, 30-day average SOFR + 2.0%, 7.449%, 2/22/2028	348,214	339,798
CHG Healthcare Services, Inc., Term Loan, 30-day average SOFR + 3.25%, 8.713%, 9/29/2028	220,500	220,128
Elanco Animal Health, Inc., Term Loan B, 30-day average SOFR + 1.75%, 7.17%, 8/1/2027	150,000	147,769
Embecta Corp., Term Loan B, 90-day average SOFR + 3.0%, 8.337%, 3/30/2029	284,794	279,335
eResearchTechnology, Inc., First Lien Term Loan, 30-day average SOFR + 4.5%, 9.843%, 2/4/2027	419,169	413,330
Fortrea Holdings, Inc., Term Loan B, 30-day average SOFR + 3.75%, 9.098%, 7/1/2030	249,375	247,466
Gainwell Acquisition Corp., Term Loan B, 90-day average SOFR + 4.0%, 9.49%, 10/1/2027	1,058,333	1,023,053
Grifols Worldwide Operations U.S.A., Inc., Term Loan B, 30-day average SOFR + 2.0%, 90-day average SOFR + 2.0%, 7.448% - 7.538%, 11/15/2027	532,454	526,648
Imprivata, Inc., Term Loan, 30-day average SOFR + 3.75%, 9.093%, 12/1/2027	419,250	420,233
IQVIA, Inc., Term Loan B4, 1/2/2031 (b)	90,000	90,234
Jazz Financing Lux S.a.r.l., Term Loan, 30-day average SOFR + 3.5%, 8.963%, 5/5/2028	334,676	335,630
LifePoint Health, Inc., Term Loan B, 90-day average SOFR + 5.5%, 11.168%, 11/16/2028	576,928	553,220
Medical Solutions Holdings, Inc., First Lien Term Loan, 30-day average SOFR + 3.25%, 8.698%, 11/1/2028	221,803	205,029
Medline Borrower LP, Term Loan B, 30-day average SOFR + 3.0%, 8.463%, 10/23/2028	1,035,984	1,037,351
Option Care Health, Inc., Term Loan B, 30-day average SOFR + 2.75%, 8.213%, 10/27/2028	442,125	444,106
Owens & Minor, Inc., Term Loan B, 30-day average SOFR + 3.75%, 90-day average SOFR + 3.75%, 9.198% - 9.24%, 3/29/2029	314,125	314,764
Pacific Dental Services, Inc., Term Loan, 30-day average SOFR + 3.5%, 8.957%, 5/5/2028	99,745	99,839
Perrigo Investments LLC, Term Loan B, 30 day average SOFR + 2.25%, 7.698%, 4/20/2029	225,251	224,970
The accompanying notes are an integral part of the financial statements.

16	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Select Medical Corp., Term Loan B1, 30-day average SOFR + 3.0%, 8.348%, 3/6/2027	100,000	100,156
Sotera Health Holdings LLC, Term Loan, 90-day average SOFR + 2.75%, 8.395%, 12/11/2026	435,000	433,804
Star Parent, Inc., Term Loan B, 90-day average SOFR + 4.0%, 9.386%, 9/27/2030	300,000	293,917
Surgery Center Holdings, Inc., Term Loan, 30-day average SOFR + 3.75%, 9.205%, 8/31/2026	500,220	501,253
U.S. Anesthesia Partners, Inc., Term Loan, 30-day average SOFR + 4.25%, 9.685%, 10/1/2028	441,000	396,499
		10,249,354
Industrials 19.0%
AI Aqua Merger Sub, Inc., First Lien Term Loan B, 30-day average SOFR + 3.75%, 9.071%, 7/31/2028	712,336	700,404
Allied Universal Holdco LLC, Term Loan B, 30-day average SOFR + 3.75%, 9.198%, 5/12/2028	633,799	618,791
Amentum Government Services Holdings LLC, Term Loan B, 30-day average SOFR + 4.0%, 9.463%, 1/29/2027	638,550	639,029
American Airlines, Inc.:
First Lien Term Loan, 90-day average SOFR + 1.75%, 7.318%, 1/29/2027	650,000	638,439
Term Loan B, 90-day average SOFR + 2.75%, 8.598%, 2/15/2028	200,000	197,588
APi Group DE, Inc., Term Loan, 30-day average SOFR + 2.5%, 7.963%, 1/3/2029	223,858	224,717
Arches Buyer, Inc., Term Loan B, 30-day average SOFR + 3.25%, 8.698%, 12/6/2027	940,366	926,717
Asurion LLC:
Term Loan B8, 30-day average SOFR + 3.25%, 8.713%, 12/23/2026	494,791	488,794
Term Loan B9, 30-day average SOFR + 3.25%, 8.713%, 7/31/2027	491,691	481,789
Term Loan B10, 30-day average SOFR + 4.0%, 9.448%, 8/19/2028	387,231	380,413
Avis Budget Car Rental LLC, Term Loan C, 30-day average SOFR + 3.5%, 8.948%, 3/16/2029	246,250	247,020
AVSC Holding Corp., Term Loan B1, 30-day average SOFR + 3.25%, 8.593%, 3/3/2025 (PIK)	374,169	359,541
AZZ Inc., Term Loan B, 30-day average SOFR + 3.75%, 9.098%, 5/13/2029	317,000	318,165
Bingo Industries Ltd., Term Loan, 90-day average SOFR + 3.762%, 9.152%, 7/14/2028	431,200	400,477
BrightView Landscapes LLC, Term Loan B, 90-day average SOFR + 3.25%, 8.633%, 4/20/2029	307,500	307,884
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	17

	Principal Amount ($)	Value ($)
Brown Group Holding LLC:
Term Loan B, 30-day average SOFR + 2.75%, 8.093%, 6/7/2028	551,625	548,572
Term Loan B2, 30-day average SOFR + 3.75%, 90-day average SOFR + 3.75%, 9.098% - 9.138%, 7/2/2029	388,485	389,289
Camelot U.S. Acquisition LLC, Term Loan B, 30 day average SOFR + 3.0%, 8.463%, 10/30/2026	606,794	607,932
Chart Industries, Inc., Term Loan, 30-day average SOFR + 3.25%, 8.67%, 3/15/2030	250,000	249,896
Covanta Holding Corp.:
Term Loan B, 30-day average SOFR + 2.5%, 7.843%, 11/30/2028	459,915	458,658
Term Loan C, 30-day average SOFR + 2.5%, 7.843%, 11/30/2028	35,428	35,332
Dynasty Acquisition Co., Inc.:
Term Loan B1, 30-day average SOFR + 4.0%, 9.343%, 8/24/2028	635,113	635,196
Term Loan B2, 30-day average SOFR + 4.0%, 9.343%, 8/24/2028	272,191	272,227
Emrld Borrower LP, Term Loan B, 30-day average SOFR + 3.0%, 8.348%, 5/31/2030	138,587	138,856
Filtration Group Corp., Term Loan, 30-day average SOFR + 4.25%, 9.713%, 10/21/2028	575,312	576,990
Garda World Security Corp., Term Loan B, 90-day average SOFR + 4.25%, 9.746%, 10/30/2026	635,535	635,450
Gates Global LLC, Term Loan B3, 30-day average SOFR + 2.5%, 7.948%, 3/31/2027	423,954	424,363
GYP Holdings III Corp., Term Loan, 30-day average SOFR + 3.0%, 8.348%, 5/12/2030	84,000	84,407
Hertz Corp.:
Term Loan B, 30-day average SOFR + 3.25%, 8.713%, 6/30/2028	206,929	204,779
Term Loan C, 30-day average SOFR + 3.25%, 8.713%, 6/30/2028	39,896	39,481
Hillman Group, Inc., Term Loan B1, 30-day average SOFR + 2.75%, 8.213%, 7/14/2028	276,777	277,036
Kenan Advantage Group, Inc., Term Loan B1, 30-day average SOFR + 3.75%, 9.213%, 3/24/2026	769,339	768,200
Kestrel Bidco, Inc., Term Loan B, 30-day average SOFR + 3.0%, 8.443%, 12/11/2026	442,719	435,662
Madison IAQ LLC, Term Loan, 30-day average SOFR + 3.25%, 8.699%, 6/21/2028	345,822	341,457
MI Windows and Doors LLC, Term Loan, 30-day average SOFR + 3.5%, 8.948%, 12/18/2027	49,873	49,967
Mileage Plus Holdings LLC, Term Loan B, 90-day average SOFR + 5.25%, 10.798%, 6/21/2027	320,123	330,526
The accompanying notes are an integral part of the financial statements.

18	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Nielsen Consumer, Inc., Fifth Amendment Term Loan, 30-day average SOFR + 6.25%, 11.598%, 3/6/2028	228,428	220,433
Peraton Corp.:
Second Lien Term Loan B1, 2/1/2029 (b)	314,579	308,445
Term Loan B, 30-day average SOFR + 3.75%, 9.198%, 2/1/2028	1,245,420	1,239,866
Prime Security Services Borrower LLC, Term Loan B, 10/14/2030 (b)	250,000	250,391
PUG LLC, Term Loan, 30-day average SOFR + 3.5%, 8.963%, 2/12/2027	431,780	419,638
Quikrete Holdings, Inc., Term Loan B, 30-day average SOFR + 2.75%, 8.213%, 3/19/2029	368,588	369,112
Rand Parent LLC, Term Loan B, 90-day average SOFR + 4.25%, 9.64%, 3/17/2030	389,045	382,723
Sabre GLBL Inc., First Lien Term Loan B, 30-day average SOFR + 5.0%, 10.448%, 6/30/2028	229,854	198,651
Solis IV BV, Term Loan B1, 90-day average SOFR + 3.5%, 8.88%, 2/26/2029	593,619	575,490
Spirit Aerosystems, Inc., Term Loan, 90-day average SOFR + 4.25%, 9.633%, 1/15/2027	148,500	148,805
SRS Distribution, Inc., Term Loan B, 30-day average SOFR + 3.5%, 8.963%, 6/2/2028	690,920	683,037
Titan Acquisition Ltd., Term Loan B, 3-month USD-LIBOR + 3.0%, 8.731%, 3/28/2025	866,354	860,073
TransDigm, Inc.:
Term Loan J, 90-day average SOFR + 3.25%, 8.63%, 2/14/2031	125,000	125,035
Term Loan H, 90-day average SOFR + 3.25%, 8.64%, 2/22/2027	817,697	819,340
Term Loan I, 90-day average SOFR + 3.25%, 8.64%, 8/24/2028	1,435,537	1,437,855
United Airlines, Inc., Term Loan B, 30-day average SOFR + 3.75%, 9.207%, 4/21/2028	573,928	575,036
Veritas U.S. Inc., Term Loan B, 30-day average SOFR + 5.0%, 10.463%, 9/1/2025	75,000	59,312
Verscend Holding Corp., Term Loan B, 30-day average SOFR + 4.0%, 9.439%, 8/27/2025	734,525	736,284
Vertex Aerospace Services Corp., First Lien Term Loan, 12/6/2028 (b)	147,802	147,894
Vertical U.S. Newco, Inc., Term Loan B, 180-day average SOFR + 3.5%, 9.381%, 7/30/2027	546,507	546,933
Vertiv Group Corp., Term Loan B, 30-day average SOFR + 2.75%, 8.184%, 3/2/2027	476,476	477,788
WP CPP Holdings LLC, Term Loan, 90-day average SOFR + 3.75%, 9.29%, 4/30/2025	196,823	194,526
		25,210,711
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	19

	Principal Amount ($)	Value ($)
Information Technology 12.4%
Aruba Investments, Inc., Term Loan, 30-day average SOFR + 4.0%, 9.448%, 11/24/2027	705,764	697,676
Athenahealth Group, Inc., Term Loan B, 30-day average SOFR + 3.25%, 8.598%, 2/15/2029	1,200,000	1,182,168
Banff Merger Sub, Inc.:
Term Loan, 30-day average SOFR + 3.75%, 9.213%, 10/2/2025	899,955	901,121
Second Lien Term Loan, 30-day average SOFR + 5.5%, 10.963%, 2/27/2026	250,000	249,975
Central Parent, Inc., Term Loan B, 90-day average SOFR + 4.0%, 9.406%, 7/6/2029	400,000	400,706
Cloud Software Group, Inc., Term Loan B, 90-day average SOFR + 4.5%, 9.99%, 3/30/2029	694,750	667,106
CommerceHub, Inc., Term Loan B, 90-day average SOFR + 4.0%, 9.54%, 12/29/2027	418,175	390,383
CoreLogic, Inc., Term Loan, 30-day average SOFR + 3.5%, 8.963%, 6/2/2028	347,342	327,609
Cornerstone OnDemand, Inc., Term Loan, 30-day average SOFR + 3.75%, 9.213%, 10/16/2028	462,950	447,499
Cvent, Inc., Term Loan B, 90-day average SOFR + 3.75%, 9.14%, 6/17/2030	250,000	249,141
ECI Macola Max Holdings LLC, Term Loan, 90-day average SOFR + 3.75%, 9.402%, 11/9/2027	209,140	208,988
Endure Digital, Inc., Term Loan, 180-day average SOFR + 3.5%, 9.422%, 2/10/2028	420,325	406,851
Entegris, Inc., Term Loan B, 30-day average SOFR + 2.75%, 90-day average SOFR + 2.75%, 7.825% - 7.89%, 7/6/2029	280,126	280,962
GTCR W Merger Sub LLC, Term Loan B, 9/20/2030 (b)	750,000	750,094
Idera, Inc., Term Loan, 90-day average SOFR + 3.75%, 9.277%, 3/2/2028	212,062	210,093
I-Logic Technologies Bidco Ltd., Term Loan B, 90-day average SOFR + 4.0%, 9.54%, 2/16/2028	294,531	292,609
Ivanti Software, Inc.:
Term Loan B, 90-day average SOFR + 4.0%, 9.668%, 12/1/2027	424,125	392,492
Term Loan B, 90-day average SOFR + 4.25%, 9.907%, 12/1/2027	421,432	391,610
Magenta Buyer LLC, First Lien Term Loan, 90-day average SOFR + 5.0%, 10.645%, 7/27/2028	287,525	186,275
McAfee LLC, Term Loan B, 30-day average SOFR + 3.75%, 9.17%, 3/1/2029	666,562	660,257
Mirion Technologies, Inc., Term Loan, 90-day average SOFR + 2.75%, 8.402%, 10/20/2028	376,604	377,075
The accompanying notes are an integral part of the financial statements.

20	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Mitchell International, Inc., Term Loan B, 90-day average SOFR + 3.75%, 9.4%, 10/15/2028	640,250	636,847
MKS Instruments, Inc., Term Loan B, 30-day average SOFR + 2.5%, 7.823%, 8/17/2029	297,000	297,123
Neptune Bidco U.S., Inc., Term Loan B, 4/11/2029 (b)	311,529	280,376
Polaris Newco LLC, Term Loan B, 30-day average SOFR + 4.0%, 9.463%, 6/2/2028	414,405	404,149
Presidio Holdings, Inc., Term Loan B, 30-day average SOFR + 3.5%, 90-day average SOFR + 3.5%, 8.948% - 8.983%, 1/22/2027	231,233	231,753
Project Alpha Intermediate Holding, Inc., First Lien Term Loan B, 10/28/2030 (b)	200,000	197,000
Proofpoint, Inc., First Lien Term Loan, 30-day average SOFR + 3.25%, 8.713%, 8/31/2028	276,080	274,559
Severin Acquisition LLC, Term Loan B, 90-day average SOFR + 3.25%, 8.633%, 8/1/2027	100,000	100,125
Skopima Merger Sub, Inc., Term Loan B, 5/12/2028 (b)	139,072	137,421
Sorenson Communications LLC, Term Loan, 30-day average SOFR + 5.5%, 10.963%, 3/17/2026	161,779	161,004
Surf Holdings LLC, Term Loan, 30-day average SOFR + 3.5%, 8.936%, 3/5/2027	529,507	530,023
Tempo Acquisition LLC, Term Loan B, 30-day average SOFR + 2.75%, 8.098%, 8/31/2028	826,061	827,738
Uber Technologies, Inc., Term Loan B, 90-day average SOFR + 2.75%, 8.159%, 3/3/2030	198,344	199,016
Ultimate Software Group, Inc.:
Second Lien Term Loan, 5/3/2027 (b)	133,606	134,013
Term Loan, 90-day average SOFR + 3.25%, 8.764%, 5/4/2026	1,000,335	1,002,211
Verifone Systems, Inc., First Lien Term Loan, 90-day average SOFR + 4.0%, 9.641%, 8/20/2025	190,107	180,946
ViaSat, Inc., Term Loan, 30-day average SOFR + 4.5%, 9.848%, 3/2/2029	444,375	429,717
VS Buyer LLC, Term Loan B, 30-day average SOFR + 3.25%, 8.698%, 2/28/2027	249,353	249,353
Weld North Education LLC, Term Loan B, 30-day average SOFR + 3.75%, 9.213%, 12/21/2027	209,087	208,068
West Corp., Term Loan B3, 30-day average SOFR + 4.0%, 60-day average SOFR + 4.0%, 90-day average SOFR + 4.0%, 9.343% - 9.633%, 4/10/2027	69,354	65,176
Xperi Corp., Term Loan B, 30-day average SOFR + 3.5%, 8.841%, 6/8/2028	268,581	268,413
		16,485,721
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	21

	Principal Amount ($)	Value ($)
Materials 10.3%
Albaugh LLC, Term Loan B, 30-day average SOFR + 3.75%, 90-day average SOFR + 3.75%, 9.098% - 9.133%, 4/6/2029	394,000	382,674
Altium Packaging LLC, Term Loan B, 30-day average SOFR + 2.75%, 8.213%, 2/3/2028	848,250	845,010
AMG Advanced Metallurgical Group N.V., Term Loan B, 30-day average SOFR + 3.5%, 8.963%, 11/30/2028	294,750	294,075
Arsenal AIC Parent LLC, Term Loan, 30-day average SOFR + 4.5%, 9.848%, 8/18/2030	1,000,000	1,002,185
Berlin Packaging LLC, Term Loan B5, 30-day average SOFR + 3.75%, 90-day average SOFR + 3.75%, 9.185% - 9.402%, 3/11/2028	441,000	437,141
Charter NEX U.S., Inc., Term Loan, 30-day average SOFR + 3.75%, 9.213%, 12/1/2027	418,175	417,100
Chemours Co., Term Loan B, 30-day average SOFR + 2.5%, 8.848%, 8/18/2028	394,179	390,978
Clydesdale Acquisition Holdings, Inc., Term Loan B, 30-day average SOFR + 4.175%, 9.623%, 4/13/2029	497,984	494,774
GEON Performance Solutions LLC, Term Loan, 90-day average SOFR + 4.75%, 10.402%, 8/18/2028	224,420	220,915
Illuminate Buyer LLC, Term Loan, 30-day average SOFR + 3.5%, 8.843%, 6/30/2027	369,977	369,829
INEOS Enterprises Holdings U.S. Finco LLC, First Lien Term Loan B, 90-day average SOFR + 3.75%, 9.13%, 7/8/2030	453,922	448,816
Ineos U.S. Finance LLC:
Term Loan B, 2/18/2030 (b)	322,910	320,614
Term Loan B, 30-day average SOFR + 3.75%, 9.093%, 11/8/2027	247,451	247,606
Innophos, Inc., Term Loan B, 30-day average SOFR + 3.25%, 8.593%, 2/5/2027	351,578	346,041
Jadex, Inc., Term Loan, 30-day average SOFR + 4.75%, 10.213%, 2/18/2028	387,755	362,309
LSF11 A5 Holdco LLC:
Term Loan, 30-day average SOFR + 3.5%, 8.963%, 10/15/2028	519,358	512,477
Term Loan B, 30-day average SOFR + 4.25%, 9.698%, 10/15/2028	99,750	98,981
Mauser Packaging Solutions Holding Co., Term Loan B, 30-day average SOFR + 4.0%, 9.32%, 8/14/2026	452,725	450,240
Nouryon Finance B.V., Term Loan B, 90-day average SOFR + 4.0%, 9.467%, 4/3/2028	1,440,222	1,432,121
Olympus Water U.S. Holding Corp., Term Loan B, 11/9/2028 (b)	150,000	149,229
The accompanying notes are an integral part of the financial statements.

22	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Proampac PG Borrower LLC, Term Loan, 90-day average SOFR + 4.5%, 9.868% - 9.888%, 9/15/2028	485,030	482,605
Reynolds Group Holdings, Inc.:
Term Loan B2, 30-day average SOFR + 3.25%, 8.713%, 2/5/2026	478,791	480,079
Term Loan B, 30-day average SOFR + 3.25%, 8.713%, 9/24/2028	438,750	439,410
Ring Container Technologies Group LLC, Term Loan B, 30-day average SOFR + 3.5%, 8.963%, 8/12/2028	218,115	218,637
Starfruit Finco B.V, Term Loan B, 30-day average SOFR + 4.0%, 9.423%, 4/3/2028	249,375	248,128
Summit Materials LLC, Term Loan B, 11/29/2028 (b)	65,000	65,162
TricorBraun Holdings, Inc., Term Loan, 30-day average SOFR + 3.25%, 8.713%, 3/3/2028	886,483	868,518
Trident TPI Holdings, Inc.:
Term Loan B3, 90-day average SOFR + 4.0%, 9.652%, 9/15/2028	431,477	422,848
Term Loan, 90-day average SOFR + 4.5%, 9.89%, 9/15/2028	199,500	196,351
Tronox Finance LLC, Term Loan B, 30-day average SOFR + 2.5%, 90-day average SOFR + 2.5%, 7.963% - 8.152%, 3/10/2028	481,646	476,861
U.S. Silica Co., Term Loan B, 30-day average SOFR + 4.75%, 10.198%, 3/25/2030	563,750	565,159
		13,686,873
Utilities 2.9%
APLP Holdings LP, Term Loan B, 90-day average SOFR + 3.75%, 9.24%, 5/14/2027	118,311	119,026
Astoria Energy LLC, Term Loan B, 30-day average SOFR + 3.5%, 8.963%, 12/10/2027	793,591	796,123
Calpine Construction Finance Co. LP, Refinancing Term Loan B, 30-day average SOFR + 2.25%, 7.598%, 7/31/2030	312,000	311,268
Edgewater Generation LLC, Term Loan, 30-day average SOFR + 3.75%, 9.213%, 12/13/2025	300,000	295,163
EFS Cogen Holdings I LLC, Term Loan B, 90-day average SOFR + 3.5%, 9.16%, 10/1/2027	786,916	786,152
ExGen Renewables IV LLC, Term Loan, 90-day average SOFR + 2.5%, 8.15%, 12/15/2027	374,077	373,686
Granite Generation LLC, Term Loan B, 30-day average SOFR + 3.75%, 9.213%, 11/9/2026	790,960	784,387
Pacific Gas & Electric Co., Term Loan, 30-day average SOFR + 3.0%, 8.463%, 6/23/2025	417,025	417,905
		3,883,710
Total Loan Participations and Assignments (Cost $120,968,405)		120,389,121
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	23

	Principal Amount ($)	Value ($)
Corporate Bonds 3.0%
Communication Services 0.6%
Clear Channel Outdoor Holdings, Inc., 144A, 5.125%, 8/15/2027	500,000	462,800
DISH DBS Corp., 144A, 5.25%, 12/1/2026	100,000	80,405
LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/2027	315,000	296,203
		839,408
Consumer Discretionary 0.9%
Caesars Entertainment, Inc., 144A, 6.25%, 7/1/2025	600,000	596,546
Clarios Global LP:
144A, 6.25%, 5/15/2026	45,000	44,752
144A, 6.75%, 5/15/2025	54,000	54,134
NCL Corp. Ltd., 144A, 8.375%, 2/1/2028	40,000	41,378
Travel & Leisure Co., 144A, 6.625%, 7/31/2026	270,000	269,883
Williams Scotsman, Inc., 144A, 4.625%, 8/15/2028	150,000	137,886
		1,144,579
Consumer Staples 0.1%
Coty, Inc., 144A, 6.625%, 7/15/2030	150,000	150,781
Energy 0.3%
Cheniere Energy, Inc., 4.625%, 10/15/2028	75,000	71,379
Venture Global LNG, Inc., 144A, 8.125%, 6/1/2028	300,000	297,440
		368,819
Financials 0.1%
Acrisure LLC, 144A, 6.0%, 8/1/2029	50,000	43,078
NFP Corp., 144A, 6.875%, 8/15/2028	110,000	97,939
		141,017
Industrials 0.9%
American Airlines, Inc., 144A, 5.5%, 4/20/2026	333,333	328,153
Chart Industries, Inc., 144A, 7.5%, 1/1/2030	250,000	254,977
Prime Security Services Borrower LLC:
144A, 5.25%, 4/15/2024	40,000	39,764
144A, 6.25%, 1/15/2028	308,000	295,762
TK Elevator U.S. Newco, Inc., 144A, 5.25%, 7/15/2027	250,000	237,522
United Rentals North America, Inc., 144A, 6.0%, 12/15/2029	80,000	79,887
		1,236,065
Materials 0.1%
Cleveland-Cliffs, Inc., 144A, 6.75%, 4/15/2030	75,000	72,962
The accompanying notes are an integral part of the financial statements.

24	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Real Estate 0.0%
Park Intermediate Holdings LLC, 144A, (REIT), 5.875%, 10/1/2028	60,000	56,771
Total Corporate Bonds (Cost $4,098,171)		4,010,402

	Shares	Value ($)
Common Stocks 0.3%
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc.*	22,247	32,258
iHeartMedia, Inc. “A” *	1,111	2,911
Windstream Holdings, Inc.* (c)	551	5,648
		40,817
Energy 0.2%
Seadrill Ltd.*	6,708	297,701
Total Common Stocks (Cost $281,691)		338,518
Warrants 0.0%
Communication Services
iHeartMedia, Inc., Expiration Date 5/1/2039* (Cost $151,344)	8,350	15,656
Exchange-Traded Funds 3.6%
Invesco Senior Loan ETF	123,574	2,582,697
SPDR Blackstone Senior Loan ETF	25,180	1,053,531
SPDR Bloomberg High Yield Bond ETF	5,414	501,770
Xtrackers USD High Yield Corporate Bond ETF (d)	17,415	604,997
Total Exchange-Traded Funds (Cost $5,004,016)		4,742,995
Cash Equivalents 8.2%
DWS Central Cash Management Government Fund, 5.38% (e) (Cost $10,929,830)	10,929,830	10,929,830

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	25

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $141,433,457)	105.8	140,426,522
Other Assets and Liabilities, Net	(5.8)	(7,644,108)
Net Assets	100.0	132,782,414
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 are as follows:
Value ($) at 5/31/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023
Exchange-Traded Funds 0.5%
Xtrackers USD High Yield Corporate Bond ETF (d)
592,284	—	—	—	12,713	18,652	—	17,415	604,997
Cash Equivalents 8.2%
DWS Central Cash Management Government Fund, 5.38% (e)
155,553	33,351,121	22,576,844	—	—	132,429	—	10,929,830	10,929,830
747,837	33,351,121	22,576,844	—	12,713	151,081	—	10,947,245	11,534,827

*	Non-income producing security.
(a)
Senior loans in the Fund’s portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund’s portfolio may be substantially less than the stated maturities shown in this report.
Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of November 30, 2023.
Senior loans with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)	All or a portion of the security represents unsettled loan commitments at November 30, 2023 where the rate will be determined at the time of settlement.
(c)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale (“restricted securities” ). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of
1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

The accompanying notes are an integral part of the financial statements.

26	|	DWS Floating Rate Fund

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Windstream Holdings, Inc.	6/9/23	5,510	5,648	0.0

(d)	Affiliated fund managed by DBX Advisors LLC.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor’s Depositary Receipt
LIBOR: London Interbank Offered Rate, a common benchmark rate previously used for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies. As of the end of June 2023, certain remaining widely used US Dollar LIBOR rates that were published for an additional period of time to assist with the transition were also phased out. In addition, to aid in the transition, the Financial Conduct Authority in the United Kingdom, LIBOR’s regulator, has required the continued publishing of certain “synthetic”  US Dollar LIBOR rates for a period of 15 months after June 30, 2023 for use in certain cases. The transition process from LIBOR to Secure Overnight Financing Rate (SOFR) for US Dollar LIBOR rates has become increasingly well defined, especially following the signing of the federal Adjustable Interest Rate Act in March 2022, and the adoption of implementing regulations in December 2022, which replaced LIBOR-based benchmark rates in instruments with no, or insufficient, alternative rate-setting provisions with a SOFR-based rate following the cessation of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund’s investments.
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	27

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Loan Participations and Assignments (a)	$—	$120,389,121	$—	$120,389,121
Corporate Bonds (a)	—	4,010,402	—	4,010,402
Common Stocks
Communication Services	35,169	5,648	—	40,817
Energy	297,701	—	—	297,701
Warrants	—	15,656	—	15,656
Exchange-Traded Funds	4,742,995	—	—	4,742,995
Short-Term Investments	10,929,830	—	—	10,929,830
Total	$16,005,695	$124,420,827	$—	$140,426,522

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

28	|	DWS Floating Rate Fund

Statement of Assets and Liabilities
as of November 30, 2023 (Unaudited)

Assets
Investment in securities, at value (cost $129,810,161)	$128,891,695
Investment in affiliated securities, at value (cost $11,623,296)	11,534,827
Cash	438,817
Receivable for investments sold	1,338,203
Receivable for Fund shares sold	83,141
Interest receivable	925,128
Other assets	40,783
Total assets	143,252,594
Liabilities
Payable for investments purchased	10,184,771
Payable for Fund shares redeemed	109,590
Accrued management fee	34,193
Accrued Trustees' fees	1,584
Other accrued expenses and payables	140,042
Total liabilities	10,470,180
Net assets, at value	$132,782,414
Net Assets Consist of
Distributable earnings (loss)	(276,722,461)
Paid-in capital	409,504,875
Net assets, at value	$132,782,414
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	29

Statement of Assets and Liabilities as of November 30, 2023 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($52,565,645 ÷ 6,909,880 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.61
Maximum offering price per share (100 ÷ 97.25 of $7.61)	$7.83
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($1,818,152 ÷ 237,706 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.65
Class R6
Net Asset Value, offering and redemption price per share ($20,182 ÷ 2,653 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.61
Class S
Net Asset Value, offering and redemption price per share ($18,943,541 ÷ 2,492,356 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.60
Institutional Class
Net Asset Value, offering and redemption price per share ($59,434,894 ÷ 7,813,787 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.61
The accompanying notes are an integral part of the financial statements.

30	|	DWS Floating Rate Fund

Statement of Operations
for the six months ended November 30, 2023 (Unaudited)

Investment Income
Income:
Interest	$6,004,940
Dividends	111,418
Income distributions from affiliated securities	151,081
Total income	6,267,439
Expenses:
Management fee	362,260
Administration fee	63,889
Services to shareholders	61,301
Distribution and service fees	77,412
Custodian fee	53,680
Professional fees	49,349
Reports to shareholders	18,239
Registration fees	34,892
Trustees' fees and expenses	3,721
Other	6,255
Total expenses before expense reductions	730,998
Expense reductions	(156,182)
Total expenses after expense reductions	574,816
Net investment income	5,692,623
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(1,695,382)
Payments by affiliates (see Note F)	13,294
(1,682,088)
Change in net unrealized appreciation (depreciation) on:
Affiliated investments	12,713
Non-affiliated investments	4,276,607
Unfunded loan commitments	5,794
4,295,114
Net gain (loss)	2,613,026
Net increase (decrease) in net assets resulting from operations	$8,305,649
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	31

Statements of Changes in Net Assets
	Six Months Ended November 30, 2023	Year Ended May 31,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$5,692,623	$9,178,314
Net realized gain (loss)	(1,682,088)	(4,498,034)
Change in net unrealized appreciation (depreciation)	4,295,114	1,421,528
Net increase (decrease) in net assets resulting from operations	8,305,649	6,101,808
Distributions to shareholders:
Class A	(2,244,878)	(3,369,604)
Class C	(76,968)	(171,704)
Class R6	(851)	(1,146)
Class S	(779,279)	(1,108,791)
Institutional Class	(2,493,521)	(3,520,828)
Total distributions	(5,595,497)	(8,172,073)
Fund share transactions:
Proceeds from shares sold	7,861,821	15,895,341
Reinvestment of distributions	5,378,885	7,822,731
Payments for shares redeemed	(12,971,399)	(37,092,753)
Net increase (decrease) in net assets from Fund share transactions	269,307	(13,374,681)
Increase (decrease) in net assets	2,979,459	(15,444,946)
Net assets at beginning of period	129,802,955	145,247,901
Net assets at end of period	$132,782,414	$129,802,955

The accompanying notes are an integral part of the financial statements.

32	|	DWS Floating Rate Fund

Financial Highlights
DWS Floating Rate Fund — Class A
	Six Months Ended 11/30/23	Years Ended May 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$7.45	$7.55	$7.95	$7.54	$8.09	$8.22
Income (loss) from investment operations:
Net investment income[a]	.32	.50	.25	.26	.32	.37
Net realized and unrealized gain (loss)	.16	(.15 )	(.40 )	.41	(.52 )	(.14 )
Total from investment operations	.48	.35	(.15 )	.67	(.20 )	.23
Less distributions from:
Net investment income	(.32 )	(.45 )	(.25 )	(.26 )	(.35 )	(.36 )
Net asset value, end of period	$7.61	$7.45	$7.55	$7.95	$7.54	$8.09
Total Return (%)[b,c]	6.52 *	4.73	(1.99)	8.99	(2.52)	2.81
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	53	54	61	67	55	69
Ratio of expenses before expense reductions (%)	1.26 **	1.25	1.23	1.22	1.27	1.29
Ratio of expenses after expense reductions (%)	.99 **	1.00	1.03	1.01	1.00	1.01
Ratio of net investment income (%)	8.52 **	6.64	3.21	3.28	4.07	4.50
Portfolio turnover rate (%)	19 *	20	32	60	44	26

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	33

DWS Floating Rate Fund — Class C
	Six Months Ended 11/30/23	Years Ended May 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$7.49	$7.59	$7.99	$7.58	$8.13	$8.26
Income (loss) from investment operations:
Net investment income[a]	.30	.42	.19	.20	.27	.31
Net realized and unrealized gain (loss)	.15	(.13 )	(.40 )	.41	(.53 )	(.14 )
Total from investment operations	.45	.29	(.21 )	.61	(.26 )	.17
Less distributions from:
Net investment income	(.29 )	(.39 )	(.19 )	(.20 )	(.29 )	(.30 )
Net asset value, end of period	$7.65	$7.49	$7.59	$7.99	$7.58	$8.13
Total Return (%)[b,c]	6.10 *	3.95	(2.70)	8.14	(3.21)	2.05
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	2	6	10	35	62
Ratio of expenses before expense reductions (%)	2.06 **	2.05	2.00	1.99	2.03	2.06
Ratio of expenses after expense reductions (%)	1.74 **	1.76	1.78	1.76	1.75	1.76
Ratio of net investment income (%)	7.77 **	5.58	2.46	2.53	3.35	3.74
Portfolio turnover rate (%)	19 *	20	32	60	44	26

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

34	|	DWS Floating Rate Fund

DWS Floating Rate Fund — Class R6
	Six Months Ended 11/30/23	Years Ended May 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$7.45	$7.55	$7.94	$7.54	$8.09	$8.22
Income (loss) from investment operations:
Net investment income[a]	.33	.52	.27	.27	.35	.38
Net realized and unrealized gain (loss)	.16	(.15 )	(.39 )	.41	(.53 )	(.13 )
Total from investment operations	.49	.37	(.12 )	.68	(.18 )	.25
Less distributions from:
Net investment income	(.33 )	(.47 )	(.27 )	(.28 )	(.37 )	(.38 )
Net asset value, end of period	$7.61	$7.45	$7.55	$7.94	$7.54	$8.09
Total Return (%)[b]	6.66 *	4.99	(1.62)	9.12	(2.28)	3.06
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.02	.02	.02	.02	.05	.2
Ratio of expenses before expense reductions (%)	1.13 **	1.13	1.09	1.07	.95	.96
Ratio of expenses after expense reductions (%)	.74 **	.75	.78	.76	.75	.76
Ratio of net investment income (%)	8.78 **	6.96	3.46	3.52	4.37	4.72
Portfolio turnover rate (%)	19 *	20	32	60	44	26

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	35

DWS Floating Rate Fund — Class S
	Six Months Ended 11/30/23	Years Ended May 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$7.45	$7.55	$7.94	$7.53	$8.08	$8.21
Income (loss) from investment operations:
Net investment income[a]	.33	.51	.26	.27	.34	.38
Net realized and unrealized gain (loss)	.15	(.15 )	(.39 )	.41	(.53 )	(.14 )
Total from investment operations	.48	.36	(.13 )	.68	(.19 )	.24
Less distributions from:
Net investment income	(.33 )	(.46 )	(.26 )	(.27 )	(.36 )	(.37 )
Net asset value, end of period	$7.60	$7.45	$7.55	$7.94	$7.53	$8.08
Total Return (%)[b]	6.46 *	4.89	(1.72)	9.16	(2.38)	2.96
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	19	18	19	26	31	57
Ratio of expenses before expense reductions (%)	1.11 **	1.09	1.06	1.05	1.10	1.13
Ratio of expenses after expense reductions (%)	.83 **	.85	.88	.86	.85	.86
Ratio of net investment income (%)	8.69 **	6.79	3.36	3.43	4.25	4.64
Portfolio turnover rate (%)	19 *	20	32	60	44	26

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

36	|	DWS Floating Rate Fund

DWS Floating Rate Fund — Institutional Class
	Six Months Ended 11/30/23	Years Ended May 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$7.45	$7.55	$7.95	$7.54	$8.08	$8.21
Income (loss) from investment operations:
Net investment income[a]	.33	.52	.27	.28	.34	.39
Net realized and unrealized gain (loss)	.16	(.15 )	(.40 )	.41	(.51 )	(.14 )
Total from investment operations	.49	.37	(.13 )	.69	(.17 )	.25
Less distributions from:
Net investment income	(.33 )	(.47 )	(.27 )	(.28 )	(.37 )	(.38 )
Net asset value, end of period	$7.61	$7.45	$7.55	$7.95	$7.54	$8.08
Total Return (%)[b]	6.66 *	4.99	(1.75)	9.12	(2.15)	3.06
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	59	56	59	59	44	53
Ratio of expenses before expense reductions (%)	.93 **	.93	.90	.89	.97	.99
Ratio of expenses after expense reductions (%)	.74 **	.75	.78	.76	.75	.76
Ratio of net investment income (%)	8.77 **	6.94	3.47	3.53	4.31	4.76
Portfolio turnover rate (%)	19 *	20	32	60	44	26

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	37

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Floating Rate Fund (the “Fund” ) is a diversified series of Deutsche DWS Portfolio Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end investment management company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Upon the recommendation of the Advisor, the Fund’s Board of Trustees authorized the termination and liquidation of Class R6 Shares, effective on or about March 25, 2024 (the “Liquidation Date” ). Effective December 15, 2023, in connection with the liquidation, Class R6 Shares, with certain exceptions, will be closed to new investors. Shareholders who continue to hold shares of a Class R6 Shares on the Liquidation Date will receive the net asset value per share for all shares they own on the Liquidation Date. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual

38	|	DWS Floating Rate Fund

results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Senior loans are valued by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the average of broker supplied quotes representing mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated price, as applicable, obtained from one or more broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans, and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. Senior loans are generally categorized as Level 2.
Other debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

DWS Floating Rate Fund	|	39

Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Closed-end investment companies are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Closed-end investment companies for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Closed-end investment companies are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Senior Loans. Senior loans are portions of loans originated by banks and sold in pieces to investors. These U.S. dollar-denominated fixed and floating rate loans (“Loans” ) in which the Fund invests are arranged through private negotiations between the borrower and one or more

40	|	DWS Floating Rate Fund

financial institutions (“Lenders” ). The Fund invests in such Loans in the form of participations in Loans (“Participations” ) or assignments of all or a portion of loans from third parties (“Assignments” ). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Senior loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the Fund’s ability to participate in restructuring or acquiring some senior loans. All senior loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. LIBOR, a common benchmark rate previously used for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies. As of the end of June 2023, certain remaining widely used US Dollar LIBOR rates that were published for an additional period of time to assist with the transition were also phased out. In addition, to aid in the transition, the Financial Conduct Authority in the United Kingdom, LIBOR’s regulator, has required the continued publishing of certain “synthetic”  US Dollar LIBOR rates for a period of 15 months after June 30, 2023 for use in certain cases. The transition process from LIBOR to Secure Overnight Financing Rate (SOFR) for US Dollar LIBOR rates has become increasingly well defined, especially following the signing of the federal Adjustable Interest Rate Act in March 2022, and the adoption of implementing regulations in December 2022, which replaced LIBOR-based benchmark rates in instruments with no, or insufficient, alternative rate-setting provisions with a SOFR-based rate following the cessation of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund’s investments.

DWS Floating Rate Fund	|	41

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At May 31, 2023, the Fund had net tax basis capital loss carryforwards of approximately $275,231,000, including short-term losses ($29,748,000) and long-term losses ($245,483,000), which may be applied against realized net taxable capital gains indefinitely.
At November 30, 2023, the aggregate cost of investments for federal income tax purposes was $141,606,638. The net unrealized depreciation for all investments based on tax cost was $1,180,116. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $879,277 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $2,059,393.
The Fund has reviewed the tax positions for the open tax years as of May 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, premium amortization on debt securities, interest income on defaulted securities and the realized tax character on distributions from certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against

42	|	DWS Floating Rate Fund

the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Other income, including commitment fees included in interest income in the Statement of Operations, is recorded as income when received by the Fund. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes, with the exception of securities in default of principal.
B.
Purchases and Sales of Securities
During the six months ended November 30, 2023, purchases and sales of investment securities (excluding short-term investments) aggregated $23,996,734 and $23,555,551, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund’s average daily net assets	.550%
Next $1.5 billion of such net assets	.535%
Next $2.5 billion of such net assets	.510%
Next $2.5 billion of such net assets	.485%
Next $2.5 billion of such net assets	.460%
Over $10.0 billion of such net assets	.450%

DWS Floating Rate Fund	|	43

Accordingly, for the six months ended November 30, 2023, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.55% of the Fund’s average daily net assets.
The Fund did not impose a portion of its management fee by an amount equal to the amount of management fee borne by the Fund as a shareholder of Xtrackers USD High Yield Corporate Bond ETF.
For the period from June 1, 2023 through September 30, 2023, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.99%
Class C	1.74%
Class R6	.74%
Class S	.84%
Institutional Class	.74%
Effective October 1, 2023 through September 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.00%
Class C	1.75%
Class R6	.75%
Class S	.80%
Institutional Class	.75%
For the six months ended November 30, 2023, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$72,069
Class C	3,275
Class R6	38
Class S	25,769
Institutional Class	55,031
$156,182

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Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2023, the Administration Fee was $63,889, of which $10,536 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended November 30, 2023, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at November 30, 2023
Class A	$3,660	$1,274
Class C	183	56
Class R6	23	6
Class S	3,050	1,094
Institutional Class	223	82
	$7,139	$2,512
In addition, for the six months ended November 30, 2023, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$25,457
Class C	1,453
Class S	15,799
Institutional Class	8,647
$51,356
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements

DWS Floating Rate Fund	|	45

with various firms at various rates for sales of Class C shares. For the six months ended November 30, 2023, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at November 30, 2023
Class C	$7,687	$1,139
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2023, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at November 30, 2023	Annualized Rate
Class A	$67,163	$20,579.25%
Class C	2,562	582.25%
	$69,725	$21,161
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended November 30, 2023 aggregated $158.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended November 30, 2023, there was no CDSC for Class C Shares. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended November 30, 2023, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $905, of which $280 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality,

46	|	DWS Floating Rate Fund

maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at November 30, 2023.
E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended November 30, 2023		Year Ended May 31, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	148,125	$1,126,069	299,312	$2,248,109
Class C	3,335	25,620	31,431	236,118
Class S	512,335	3,883,966	301,946	2,298,630
Institutional Class	372,564	2,826,166	1,475,171	11,112,484
		$7,861,821		$15,895,341

DWS Floating Rate Fund	|	47

	Six Months Ended November 30, 2023		Year Ended May 31, 2023
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
Class A	274,401	$2,082,337	413,853	$3,102,714
Class C	10,042	76,638	22,718	171,258
Class R6	112	851	153	1,146
Class S	95,764	726,057	137,158	1,027,611
Institutional Class	328,516	2,493,002	469,537	3,520,002
		$5,378,885		$7,822,731
Shares redeemed
Class A	(710,737)	$(5,411,014)	(1,533,478)	$(11,524,874)
Class C	(70,717)	(541,311)	(529,251)	(3,996,168)
Class S	(489,690)	(3,723,039)	(638,077)	(4,786,360)
Institutional Class	(434,117)	(3,296,035)	(2,261,087)	(16,785,351)
		$(12,971,399)		$(37,092,753)
Net increase (decrease)
Class A	(288,211)	$(2,202,608)	(820,313)	$(6,174,051)
Class C	(57,340)	(439,053)	(475,102)	(3,588,792)
Class R6	112	851	153	1,146
Class S	118,409	886,984	(198,973)	(1,460,119)
Institutional Class	266,963	2,023,133	(316,379)	(2,152,865)
		$269,307		$(13,374,681)
F.
Payments by Affiliates
During the six months ended November 30, 2023, the Advisor agreed to reimburse the Fund $13,294 for losses incurred on trades executed incorrectly. The amount reimbursed was 0.01% of the Fund’s average net assets.

48	|	DWS Floating Rate Fund

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.

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Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2023 to November 30, 2023).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

50	|	DWS Floating Rate Fund

Expenses and Value of a $1,000 Investment
for the six months ended November 30, 2023 (Unaudited)

Actual Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 6/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/23	$1,065.20	$1,061.00	$1,066.60	$1,064.60	$1,066.60
Expenses Paid per $1,000*	$5.11	$8.97	$3.82	$4.28	$3.82
Hypothetical 5% Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 6/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/23	$1,020.05	$1,016.30	$1,021.30	$1,020.85	$1,021.30
Expenses Paid per $1,000*	$5.00	$8.77	$3.74	$4.19	$3.74

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class C	Class R6	Class S	Institutional Class
DWS Floating Rate Fund	.99%	1.74%	.74%	.83%	.74%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

DWS Floating Rate Fund	|	51

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Floating Rate Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group

52	|	DWS Floating Rate Fund

is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 2nd quartile, 3rd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2022.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds

DWS Floating Rate Fund	|	53

(1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages an institutional account comparable to the Fund, but that DWS Group does not manage any comparable DWS Europe Funds. The Board took note of the differences in services provided to DWS Funds as compared to institutional accounts and that such differences made comparison difficult.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available

54	|	DWS Floating Rate Fund

information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees

DWS Floating Rate Fund	|	55

may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

56	|	DWS Floating Rate Fund

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com and is available free of charge by contacting your financial intermediary or, if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.
Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS Floating Rate Fund	|	57

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor” ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	DFRAX	DFRCX	DFRPX	DFRTX
CUSIP Number	25157W 602	25157W 701	25157W 883	25157W 800
Fund Number	443	743	2043	1443

For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337
24-hour access to your retirement plan account.
Web Site	dws.com
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.
For More Information	(800) 728-3337
To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	DFRRX
CUSIP Number	25157W 875
Fund Number	1643

58	|	DWS Floating Rate Fund

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DFRF-3
(R-025433-13 1/24)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Floating Rate Fund, a series of Deutsche DWS Portfolio Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/29/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/29/2024

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	1/29/2024